PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2021	$2,124,035	$3,267,566	$2,283,994	$7,675,595
Additions	409,562	506,102	691,167	1,606,831
Acquisition (Note 5)	7,582,824	2,845,447	—	10,428,271
Impairment loss (Note 24)	(55,000)	—	—	(55,000)
Disposals	(6)	(25,964)	—	(25,970)
Amortization	(394,652)	(603,671)	(172,004)	(1,170,327)
Transfers between categories	1,542	264,948	(266,490)	—
As at December 31, 2022	$9,668,305	$6,254,428	$2,536,667	$18,459,400
Additions	408,439	419,072	962,095	1,789,606
Acquisitions(i) (Note 5)	749,498	946,754	1,320,855	3,017,107
Impairment loss (Note 24)	(282,030)	—	(84,083)	(366,113)
Disposals	—	(39,248)	—	(39,248)
Amortization	(648,052)	(757,949)	(232,846)	(1,638,847)
Transfers between categories	3,348	446,804	(450,152)	—
As at December 31, 2023	9,899,508	$7,269,861	4,052,536	$21,221,905

As at December 31, 2022
Cost	$11,872,806	$10,490,684	$3,714,370	$26,077,860
Accumulated amortization and impairments	(2,204,501)	(4,236,256)	(1,177,703)	(7,618,460)
Carrying value - December 31, 2022	$9,668,305	$6,254,428	$2,536,667	$18,459,400

As at December 31, 2023
Cost	$14,359,568	$12,458,000	$5,652,853	$32,470,421
Accumulated amortization and impairments	(4,460,060)	(5,188,139)	(1,600,317)	(11,248,516)
Carrying value - December 31, 2023	9,899,508	$7,269,861	4,052,536	$21,221,905

Schedule of geographical information of property, plant and mine development

	As at	As at
	December 31,	December 31,
	2023	2022
Canada	$17,900,132	$15,228,426
Australia	1,173,090	1,188,301
Finland	1,446,548	1,447,399
Sweden	13,812	13,812
Mexico	682,572	573,922
United States	5,751	7,540
Total property, plant and mine development	$21,221,905	$18,459,400